Summary of investments other than investments in related parties	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of investments other than investments in related parties
Schedule I
Summary of investments other than investments in related parties
As at December 31

Amounts in EUR million On December 31, 2024	Cost	Fair value	Book value

Shares:

Fair value through profit or loss	275	279	279

Fair value through other comprehensive income	35	39	39

Bonds:

Fair value through other comprehensive income:

US government	7,685	6,141	6,141

Dutch government	2	2	2

Other government	1,158	1,024	1,024

Mortgage backed	3,059	2,879	2,879

Asset backed	4,978	4,777	4,777

Corporate	41,310	37,388	37,388

Money market investments	2,435	2,435	2,435

Other	38	31	29

Subtotal - Fair value through other comprehensive income	60,664	54,677	54,674

Bonds:

Fair value through profit or loss	2,369	2,385	2,385

Amortized cost	36	36	36

Other investments:

Fair value through profit or loss	7,390	7,272	7,272

Deposits with financial institutions:

Amortized cost	11	11	11

Loans:

Amortized cost	10,598	9,380	10,598

Fair value through profit or loss	82	82	82

Real estate:

Investments in real estate	57	57	57

Total	81,516	74,217	75,433